Significant accounting policies, Operating Segments (FY) (Details) - Segment	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Operating Segments [Abstract]
Number of operating segments	1
DevvStream Holdings, Inc. [Member]
Operating Segments [Abstract]
Number of operating segments		1